SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jul. 01, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue			$ 9,717	$ 7,243
Depreciation			2,032	1,457
Exploration, evaluation and project expenses			342	383
Other expenses (income)			(3,100)	90
Net income (loss)			4,574	(1,435)
Accretion			75	87
Share of income (loss)			605	110
Cost of sales (excluding depreciation)			6,911	5,220
Pueblo Viejo
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests			566	535
Cost of sales, attributable to non-controlling interests			286	289
Share of income (loss)			274	237
Loulo Gounkoto
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests			201	0
Cost of sales, attributable to non-controlling interests			150	0
Share of income (loss)			48	0
Nevada Gold Mines
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests			1,049	0
Cost of sales, attributable to non-controlling interests			704	0
Share of income (loss)			329	0
Tanzanian Mines [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests			169	240
Cost of sales, attributable to non-controlling interests			125	163
Share of income (loss)			31	61
Tongon
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests			39	0
Cost of sales, attributable to non-controlling interests			41	0
Share of income (loss)			(2)	0
Consolidated total [Member]
Disclosure of operating segments [line items]
Revenue			9,717
Direct mining, royalties and community relations			4,864
Depreciation			1,991
Exploration, evaluation and project expenses			77
Other expenses (income)			85
Net income (loss)			2,700
Operating segments
Disclosure of operating segments [line items]
Revenue			10,222	7,243
Direct mining, royalties and community relations			5,071	3,753
Depreciation			2,187	1,420
Exploration, evaluation and project expenses			80	72
Other expenses (income)			76	97
Net income (loss)			2,808	1,901
Accretion			53	53
Operating segments | Carlin
Disclosure of operating segments [line items]
Revenue			1,862	1,066
Direct mining, royalties and community relations			998	624
Depreciation			312	262
Exploration, evaluation and project expenses			17	19
Other expenses (income)			4	(5)
Net income (loss)			531	166
Operating segments | Cortez1 [Member]
Disclosure of operating segments [line items]
Revenue			1,325	1,589
Direct mining, royalties and community relations			511	442
Depreciation			240	386
Exploration, evaluation and project expenses			8	16
Other expenses (income)			16	19
Net income (loss)			550	726
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Revenue			688	331
Direct mining, royalties and community relations			285	178
Depreciation			140	28
Exploration, evaluation and project expenses			4	0
Other expenses (income)			0	(1)
Net income (loss)			259	126
Proportion of ownership interest in joint venture	75.00%	75.00%
Percent of ownership by other parties in joint ventures	25.00%	25.00%
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Revenue			1,409	1,333
Direct mining, royalties and community relations			525	547
Depreciation			196	185
Exploration, evaluation and project expenses			12	21
Other expenses (income)			0	1
Net income (loss)			676	579
Operating segments | Loulo Gounkoto
Disclosure of operating segments [line items]
Revenue			1,007	0
Direct mining, royalties and community relations			456	0
Depreciation			295	0
Exploration, evaluation and project expenses			12	0
Other expenses (income)			6	0
Net income (loss)			238	0
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Revenue			505	0
Direct mining, royalties and community relations			207	0
Depreciation			196	0
Exploration, evaluation and project expenses			3	0
Other expenses (income)			(9)	0
Net income (loss)			108	0
Operating segments | Veladero
Disclosure of operating segments [line items]
Revenue			386	366
Direct mining, royalties and community relations			208	189
Depreciation			115	121
Exploration, evaluation and project expenses			3	2
Other expenses (income)			3	1
Net income (loss)			57	53
Operating segments | Porgera
Disclosure of operating segments [line items]
Revenue			403	269
Direct mining, royalties and community relations			242	170
Depreciation			42	42
Exploration, evaluation and project expenses			2	0
Other expenses (income)			4	1
Net income (loss)			113	56
Operating segments | North Mara
Disclosure of operating segments [line items]
Revenue			462	423
Direct mining, royalties and community relations			213	202
Depreciation			97	62
Exploration, evaluation and project expenses			0	0
Other expenses (income)			6	12
Net income (loss)			146	147
Operating segments | Other
Disclosure of operating segments [line items]
Revenue			2,175	1,866
Direct mining, royalties and community relations			1,426	1,401
Depreciation			554	334
Exploration, evaluation and project expenses			19	14
Other expenses (income)			46	69
Net income (loss)			130	48
Reconciling items
Disclosure of operating segments [line items]
Exploration, evaluation and project expenses			265	311
Other expenses (income)			(3,132)	46
Cost of sales (excluding depreciation)			56	47
Reconciling items | Kibali [Member]
Disclosure of operating segments [line items]
Revenue			(505)	0
Direct mining, royalties and community relations			(207)	0
Depreciation			(196)	0
Exploration, evaluation and project expenses			(3)	0
Other expenses (income)			9	0
Net income (loss)			(108)	0
Reconciling items | Nevada Gold Mines
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests			0	0
Cost of sales, attributable to non-controlling interests			6	0
Share of income (loss)			1	0
Reconciling items | Tanzanian Mines [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests			0	0
Cost of sales, attributable to non-controlling interests			0	1
Share of income (loss)			$ (17)	$ 2